Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Foreign Currency Translation Reserve [Member]	Share-based Payment Reserve [Member]	Other Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	£ 171,547	£ 88	£ 212,238	£ 89	£ 54,357	£ 386,167	£ (481,392)
Changes in equity
Loss for the period	(22,249)	0	0	0	0	0	(22,249)
Other comprehensive income (loss)	(118)	0	0	(118)	0	0	0
Total comprehensive income / (loss) for the period	(22,367)	0	0	(118)	0	0	(22,249)
Exercise of share options	1,384	0	1,384	0	0	0	0
Capital reduction in Group's parent company	0	0	(213,043)	0	0	(48,320)	261,363
Equity-settled share-based payment transactions	14,088	0	0	0	14,088	0	0
Ending balance at Jun. 30, 2022	164,652	88	579	(29)	68,445	337,847	(242,278)
Beginning balance at Dec. 31, 2022	278,756	97	123,751	(3,097)	81,411	337,847	(261,253)
Changes in equity
Loss for the period	(30,774)	0	0	0	0	0	(30,774)
Other comprehensive income (loss)	1,434	0	0	1,434	0	0	0
Total comprehensive income / (loss) for the period	(29,340)	0	0	1,434	0	0	(30,774)
Exercise of share options	14,207	1	14,206	0	0	0	0
Equity-settled share-based payment transactions	13,651	0	0	0	13,651	0	0
Ending balance at Jun. 30, 2023	£ 277,274	£ 98	£ 137,957	£ (1,663)	£ 95,062	£ 337,847	£ (292,027)